Financial Risk Management - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Loans and advances	¥ 111,891,134	¥ 104,635,815
VaR holding period	1 day
VaR confidence interval percentage	99.00%
VaR observation period	4 years
Threshold percentage applied by FSA	15.00%
Ratio of decline in the economic value of equity to Tier 1 capital	2.50%	4.00%
Total capital requirement on full implementation	8.00%
Allowance for loan losses	¥ 864,114	¥ 993,054
Increase (decrease) in allowance for loan losses	(128,940)
Modified loans and advances subject to lifetime ECL measurement [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances	43,604	¥ 92,749
Lifetime ECL credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in allowance for loan losses	(146,950)
12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in allowance for loan losses	24,536
Lifetime ECL not credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in allowance for loan losses	¥ (6,526)
Maximum [member]
Disclosure of detailed information about financial instruments [line items]
Permitted level of percentage for reducing strategic equity investments	100.00%
Daily average [Member]
Disclosure of detailed information about financial instruments [line items]
Demand deposits, maturity period	2 years 6 months
Minimum [member]
Disclosure of detailed information about financial instruments [line items]
Demand deposits, maturity period	5 years
Before adoption of Basel III [member]
Disclosure of detailed information about financial instruments [line items]
Minimum Tier 1 capital requirement	2.50%
Basel III [member]
Disclosure of detailed information about financial instruments [line items]
Minimum Common Equity Tier 1 capital requirement	4.50%
Total capital requirement on full implementation	7.00%
G-SIB surcharge on full implementation	1.00%
Minimum Common Equity Tier 1 capital requirement phase-in arrangements	4.50%
Basel III [member] | Maximum [member]
Disclosure of detailed information about financial instruments [line items]
Capital conservation buffer on full implementation	8.00%
Total capital requirement on full implementation	10.50%
Countercyclical buffer	2.50%
G-SIB surcharge on full implementation	2.50%
Minimum Common Equity Tier 1 capital requirement phase-in arrangements	8.00%
Basel III [member] | Minimum [member]
Disclosure of detailed information about financial instruments [line items]
Capital conservation buffer on full implementation	6.00%
Total capital requirement on full implementation	8.50%
Countercyclical buffer	0.00%
G-SIB surcharge on full implementation	1.00%
Minimum Common Equity Tier 1 capital requirement phase-in arrangements	6.00%
Sumitomo mitsui banking corporation [member]
Disclosure of detailed information about financial instruments [line items]
Ratio of decline in the economic value of equity to Tier 1 capital	2.90%	4.60%
VaR for Non-trading Activity - Strategic Equity Investment [Member]
Disclosure of detailed information about financial instruments [line items]
VaR holding period	1 year
VaR observation period	10 years